UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2012

DATE OF REPORTING PERIOD: January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (87.3%)
		Consumer Discretionary (16.7%)
4,307,000		American Axle & Manufacturing, Inc.µ 7.875%, 03/01/17	$4,446,977
4,427,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	4,543,209
3,350,000		Cedar Fair, LPµ 9.125%, 08/01/18	3,731,063
6,540,000		Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	6,834,300
6,884,000		Dana Holding Corp.µ 6.750%, 02/15/21	7,279,830
		DISH Network Corp.µ
7,178,000		7.875%, 09/01/19	8,308,535
6,030,000		7.125%, 02/01/16	6,648,075
5,599,000		Express, LLCµ 8.750%, 03/01/18	6,186,895
1,771,000		Gap, Inc. 5.950%, 04/12/21	1,701,938
		Goodyear Tire & Rubber Companyµ
5,264,000		8.250%, 08/15/20	5,750,920
1,808,000		7.000%, 03/15/28	1,744,720
4,151,000		Hanesbrands, Inc.‡ 4.146%, 12/15/14	4,171,755
5,551,000		Hasbro, Inc.µ 6.600%, 07/15/28	6,183,797
4,786,000		Icahn Enterprises, LP* 8.000%, 01/15/18	4,989,405
1,790,000		Interpublic Group of Companies, Inc. 10.000%, 07/15/17	2,056,263
		J.C. Penney Company, Inc.
2,980,000		6.375%, 10/15/36µ	2,577,700
2,746,000		7.125%, 11/15/23µ	2,855,840
1,436,000		7.650%, 08/15/16	1,588,575
		Jaguar Land Rover, PLC*
3,446,000		7.750%, 05/15/18	3,437,385
2,871,000		8.125%, 05/15/21	2,827,935
7,255,000		Jarden Corp.µ 7.500%, 05/01/17	7,817,262
5,264,000		Lear Corp. 8.125%, 03/15/20	5,902,260
3,350,000		Liberty Media Corp.µ 8.250%, 02/01/30	3,316,500
		Limited Brands, Inc.µ
2,871,000		7.600%, 07/15/37	2,867,411
957,000		6.950%, 03/01/33	913,935
2,584,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	2,687,360
3,465,000		Phillips-Van Heusen Corp. 7.375%, 05/15/20	3,846,150
		Royal Caribbean Cruises, Ltd.
11,390,000		7.500%, 10/15/27µ	11,390,000
957,000		7.000%, 06/15/13µ	1,014,420
383,000		7.250%, 06/15/16	416,513

957,000		Sally Holdings, LLC* 6.875%, 11/15/19	$1,028,775
		Service Corp. International
8,136,000		7.500%, 04/01/27µ	8,024,130
1,914,000		7.000%, 05/15/19	2,076,690
957,000		7.625%, 10/01/18µ	1,105,335
1,196,000		Toll Brothers Finance Corp.† 5.875%, 02/15/22	1,225,900
6,759,000		Vail Resorts, Inc. 6.500%, 05/01/19	6,995,565
5,618,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	6,376,430

			154,869,753

		Consumer Staples (4.1%)
878,000		Constellation Brands, Inc. 8.375%, 12/15/14	996,530
4,921,000		Darling International, Inc.µ 8.500%, 12/15/18	5,536,125
2,871,000		Dean Foods Company 9.750%, 12/15/18	3,143,745
4,451,000		Elizabeth Arden, Inc.µ 7.375%, 03/15/21	4,718,060
6,293,000		JBS USA, LLCµ* 7.250%, 06/01/21	5,994,083
7,083,000		Post Holdings, Inc.*† 7.375%, 02/15/22	7,348,612
9,571,000		Smithfield Foods, Inc.µ 7.750%, 07/01/17	10,875,049

			38,612,204

		Energy (22.6%)
24,407,000	NOK	Aker Solutions, ASA 8.700%, 06/26/14	4,510,952
		Arch Coal, Inc.µ
6,221,000		8.750%, 08/01/16	6,811,995
1,962,000		7.250%, 10/01/20	1,981,620
1,133,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	1,144,330
2,596,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	2,699,840
5,547,000		Basic Energy Services, Inc.µ 7.750%, 02/15/19	5,671,807
		Berry Petroleum Companyµ
6,386,000		8.250%, 11/01/16	6,689,335
1,914,000		10.250%, 06/01/14	2,186,745
7,178,000		Bill Barrett Corp.µ 7.625%, 10/01/19	7,339,505
3,042,000		Brigham Exploration Company 8.750%, 10/01/18	3,801,739
9,452,000		Bristow Group, Inc.µ 7.500%, 09/15/17	9,877,340
8,136,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	8,013,960

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

4,307,000	Calumet Specialty Products* 9.375%, 05/01/19	$4,350,070
8,614,000	Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	8,700,140
3,829,000	Chesapeake Energy Corp.µ 9.500%, 02/15/15	4,326,770
6,700,000	Clayton Williams Energy, Inc.* 7.750%, 04/01/19	6,532,500
8,423,000	Complete Production Services, Inc.µ 8.000%, 12/15/16	8,833,621
4,350,000	Comstock Resources, Inc.µ 8.375%, 10/15/17	4,197,750
5,188,000	Concho Resources, Inc.µ 8.625%, 10/01/17	5,758,680
1,914,000	Continental Resources, Inc.µ 8.250%, 10/01/19	2,143,680
	Frontier Oil Corp.
6,934,000	8.500%, 09/15/16µ	7,454,050
935,000	6.875%, 11/15/18	963,050
4,478,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	4,522,780
7,896,000	Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	8,330,280
2,914,000	HollyFrontier Corp.µ 9.875%, 06/15/17	3,263,680
3,776,000	Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	3,993,120
	Linn Energy, LLC
4,786,000	8.625%, 04/15/20	5,336,390
1,914,000	7.750%, 02/01/21	2,071,905
957,000	6.500%, 05/15/19*	971,355
4,786,000	Pioneer Drilling Company* 9.875%, 03/15/18	5,121,020
5,743,000	Plains Exploration & Production Company 6.750%, 02/01/22	6,274,227
4,307,000	Pride International, Inc.µ 8.500%, 06/15/19	5,506,797
6,221,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	6,633,782
	SESI, LLC
7,274,000	6.875%, 06/01/14µ	7,346,740
2,393,000	7.125%, 12/15/21*	2,602,388
	SM Energy Company
4,174,000	6.625%, 02/15/19	4,403,570
1,723,000	6.500%, 11/15/21*	1,813,458
	Swift Energy Company
6,604,000	8.875%, 01/15/20µ	7,049,770
2,297,000	7.125%, 06/01/17	2,308,485
5,792,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	6,168,480
479,000	Unit Corp. 6.625%, 05/15/21	486,185
9,093,000	W&T Offshore, Inc. 8.500%, 06/15/19	9,718,144

1,701,000	Whiting Petroleum Corp. 6.500%, 10/01/18	$1,815,818

		209,727,853

	Financials (3.4%)
2,809,000	AON Corp.µ 8.205%, 01/01/27	3,325,095
1,598,000	Chesapeake Oilfield Finance, Inc.* 6.625%, 11/15/19	1,613,980
	Leucadia National Corp.
10,404,000	8.125%, 09/15/15µ	11,236,320
1,841,000	7.125%, 03/15/17	1,910,038
5,743,000	Nuveen Investments, Inc. 10.500%, 11/15/15	6,015,792
	OMEGA Healthcare Investors, Inc.
3,685,000	7.500%, 02/15/20µ	4,016,650
3,111,000	6.750%, 10/15/22~	3,313,215

		31,431,090

	Health Care (9.0%)
191,000	AMERIGROUP Corp. 7.500%, 11/15/19	204,848
1,914,000	Bio-Rad Laboratories, Inc.µ 8.000%, 09/15/16	2,129,325
6,840,000	DaVita, Inc.µ 6.625%, 11/01/20	7,301,700
	Endo Pharmaceuticals Holdings, Inc.
8,614,000	7.000%, 12/15/20	9,432,330
1,436,000	7.000%, 07/15/19~	1,565,240
	Fresenius Med*
2,871,000	6.500%, 09/15/18µ	3,093,502
1,082,000	5.875%, 01/31/22	1,109,050
12,074,000	Grifols SA 8.250%, 02/01/18	13,311,585
2,871,000	HCA Holdings, Inc. 7.750%, 05/15/21	3,021,728
4,355,000	Health Management Associates, Inc.* 7.375%, 01/15/20	4,496,537
	Mylan, Inc.*
5,609,000	7.625%, 07/15/17µ	6,190,934
3,111,000	7.875%, 07/15/20	3,468,765
5,743,000	Teleflex, Inc. 6.875%, 06/01/19	6,173,725
	Valeant Pharmaceuticals International, Inc.*
7,178,000	7.000%, 10/01/20µ	7,330,532
3,350,000	7.250%, 07/15/22µ	3,408,625
1,244,000	6.750%, 10/01/17	1,276,655
9,330,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	9,913,125

		83,428,206

	Industrials (12.0%)
6,532,000	Abengoa, SAµ* 8.875%, 11/01/17	6,401,360

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

6,221,000		BE Aerospace, Inc.µ 8.500%, 07/01/18	$6,889,757
		Belden, Inc.
6,221,000		9.250%, 06/15/19	6,687,575
1,909,000		7.000%, 03/15/17	1,966,270
3,762,000		Boart Longyear Management Pty., Ltd.µ* 7.000%, 04/01/21	3,950,100
2,871,000		Clean Harbors, Inc.µ 7.625%, 08/15/16	3,057,615
		Deluxe Corp.
5,786,000		7.375%, 06/01/15µ	5,974,045
5,743,000		7.000%, 03/15/19*	5,685,570
4,621,000		Dycom Investments, Inc.µ 7.125%, 01/15/21	4,713,420
957,000		Esterline Technologies Corp.µ 7.000%, 08/01/20	1,050,308
		FTI Consulting, Inc.µ
4,068,000		7.750%, 10/01/16	4,251,060
3,589,000		6.750%, 10/01/20	3,831,257
1,790,000		H&E Equipment Services, Inc. 8.375%, 07/15/16	1,852,650
5,213,000		Interline Brands, Inc.µ 7.000%, 11/15/18	5,499,715
1,914,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	3,031,163
3,350,000		Manitowoc Company, Inc.µ 8.500%, 11/01/20	3,668,250
2,871,000		Mobile Mini, Inc. 7.875%, 12/01/20	2,975,074
660,000		Navistar International Corp. 8.250%, 11/01/21	716,100
4,081,000		Polypore International, Inc. 7.500%, 11/15/17	4,305,455
4,786,000		Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	4,905,650
9,093,000		Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	9,956,835
7,657,000		Terex Corp.µ 8.000%, 11/15/17	7,771,855
1,869,000		TransDigm Group, Inc. 7.750%, 12/15/18	2,055,900
		Triumph Group, Inc.
6,221,000		8.625%, 07/15/18	6,967,520
900,000		8.000%, 11/15/17	981,000
1,914,000		WESCO Distribution, Inc. 7.500%, 10/15/17	1,961,850

			111,107,354

		Information Technology (7.5%)
		Amkor Technology, Inc.
5,264,000		7.375%, 05/01/18µ	5,678,540
899,000		6.625%, 06/01/21	916,980
7,178,000		Audatex North America, Inc.µ* 6.750%, 06/15/18	7,339,505

7,657,000		EH Holding Corp.µ* 7.625%, 06/15/21	$8,116,420
		Equinix, Inc.
6,221,000		7.000%, 07/15/21µ	6,765,337
2,489,000		8.125%, 03/01/18	2,775,235
2,967,000		Fidelity National Information Services, Inc.µ 7.875%, 07/15/20	3,352,710
895,000		Hynix Semiconductor, Inc.* 7.875%, 06/27/17	939,750
9,093,000		iGATE Corp. 9.000%, 05/01/16	9,706,777
7,638,000		Sanmina-SCI Corp.µ* 7.000%, 05/15/19	7,790,760
		Seagate Technology
5,503,000		7.000%, 11/01/21*	5,915,725
4,068,000		6.875%, 05/01/20	4,373,100
1,675,000		7.750%, 12/15/18	1,863,438
3,733,000		ViaSat, Inc. 8.875%, 09/15/16	3,863,655

			69,397,932

		Materials (7.0%)
2,010,000		Airgas, Inc.µ 7.125%, 10/01/18	2,194,546
3,589,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	4,134,783
5,296,000		Clearwater Paper Corp.µ 7.125%, 11/01/18	5,627,000
13,400,000		FMG Resources* 8.250%, 11/01/19	14,438,500
6,585,000		Greif, Inc.µ 7.750%, 08/01/19	7,309,350
1,027,000		Kraton Polymers, LLC 6.750%, 03/01/19	1,021,865
		Sealed Air Corp.
4,336,000		8.125%, 09/15/19µ*	4,823,800
3,350,000		7.875%, 06/15/17	3,566,963
4,230,000		Silgan Holdings, Inc.µ 7.250%, 08/15/16	4,578,975
		Steel Dynamics, Inc.
9,030,000		7.750%, 04/15/16µ	9,481,500
1,651,000		7.625%, 03/15/20	1,836,737
4,642,000		Union Carbide Corp.µ 7.875%, 04/01/23	5,604,347

			64,618,366

		Telecommunication Services (1.9%)
5,781,000		CenturyLink, Inc.µ 6.875%, 01/15/28	5,612,166
5,226,000		MetroPCS Wireless, Inc.µ 7.875%, 09/01/18	5,539,560
6,700,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	6,826,710

			17,978,436

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Utilities (3.1%)
2,871,000		AES Corp.µ* 7.375%, 07/01/21	$3,186,810
8,853,000		AmeriGas Finance Corp. 7.000%, 05/20/22	8,897,265
		Calpine Corp.*
5,025,000		7.875%, 07/31/20µ	5,439,563
2,632,000		7.875%, 01/15/23µ	2,835,980
1,570,000		7.500%, 02/15/21	1,679,900
		NRG Energy, Inc.*
5,743,000		7.875%, 05/15/21µ	5,484,565
957,000		7.625%, 05/15/19~	918,720

			28,442,803

		TOTAL CORPORATE BONDS (Cost $771,176,934)	809,613,997

CONVERTIBLE BONDS (18.0%)
		Consumer Discretionary (3.1%)
18,000,000		Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	21,105,000
8,820,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	7,519,050

			28,624,050

		Energy (0.9%)
11,000,000		Chesapeake Energy Corp.µ 2.250%, 12/15/38	8,813,750

		Financials (0.7%)
5,500,000		Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	6,043,125

		Health Care (1.5%)
3,000,000		Gilead Sciences, Inc.µ 1.625%, 05/01/16	3,795,000
8,500,000		Teleflex, Inc.µ 3.875%, 08/01/17	10,306,250

			14,101,250

		Industrials (0.9%)
1,508,000		Navistar International Corp.µ 3.000%, 10/15/14	1,754,935
6,500,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	6,556,875

			8,311,810

		Information Technology (5.7%)
41,000,000		Intel Corp.µ 2.950%, 12/15/35	46,278,750
6,000,000		Nuance Communications, Inc.µ* 2.750%, 11/01/31	7,050,000

			53,328,750

		Materials (4.8%)
2,764,000		Allegheny Technologies, Inc.µ 4.250%, 06/01/14	$3,755,585
8,300,000		Anglo American, PLCµ 4.000%, 05/07/14	12,993,650
12,400,000		AngloGold Ashanti, Ltd.µ 3.500%, 05/22/14	14,415,000
10,090,000		Newmont Mining Corp. 3.000%, 02/15/12	13,621,500

			44,785,735

		Telecommunication Services (0.4%)
2,750,000		tw telecom, Inc.µ 2.375%, 04/01/26	3,269,063

		TOTAL CONVERTIBLE BONDS (Cost $157,059,953)	167,277,533

U.S. GOVERNMENT AND AGENCY SECURITIES (0.6%)
		United States Treasury Note~
4,068,000		1.000%, 03/31/12	4,074,675
1,914,000		0.375%, 09/30/12	1,917,589

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $5,990,524)	5,992,264

SOVEREIGN BONDS (1.8%)
		Federative Republic of Brazil
2,297,000	BRL	10.000%, 01/01/14	13,243,430
622,000	BRL	10.000%, 01/01/13	3,602,474

		TOTAL SOVEREIGN BONDS (Cost $16,167,620)	16,845,904

SYNTHETIC CONVERTIBLE SECURITIES (4.7%)
Corporate Bonds (3.9%)
		Consumer Discretionary (0.8%)
193,000		American Axle & Manufacturing, Inc.µ 7.875%, 03/01/17	199,273
198,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	203,197
150,000		Cedar Fair, LPµ 9.125%, 08/01/18	167,063
293,000		Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	306,185
308,000		Dana Holding Corp.µ 6.750%, 02/15/21	325,710
		DISH Network Corp.µ
322,000		7.875%, 09/01/19	372,715
270,000		7.125%, 02/01/16	297,675
251,000		Express, LLCµ 8.750%, 03/01/18	277,355
79,000		Gap, Inc. 5.950%, 04/12/21	75,919

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Goodyear Tire & Rubber Companyµ
236,000		8.250%, 08/15/20	$257,830
81,000		7.000%, 03/15/28	78,165
186,000		Hanesbrands, Inc.‡ 4.146%, 12/15/14	186,930
249,000		Hasbro, Inc.µ 6.600%, 07/15/28	277,385
214,000		Icahn Enterprises, LP* 8.000%, 01/15/18	223,095
80,000		Interpublic Group of Companies, Inc. 10.000%, 07/15/17	91,900
		J.C. Penney Company, Inc.
134,000		6.375%, 10/15/36µ	115,910
123,000		7.125%, 11/15/23µ	127,920
64,000		7.650%, 08/15/16	70,800
		Jaguar Land Rover, PLC*
154,000		7.750%, 05/15/18	153,615
129,000		8.125%, 05/15/21	127,065
325,000		Jarden Corp.µ 7.500%, 05/01/17	350,187
236,000		Lear Corp. 8.125%, 03/15/20	264,615
150,000		Liberty Media Corp.µ 8.250%, 02/01/30	148,500
		Limited Brands, Inc.µ
129,000		7.600%, 07/15/37	128,839
43,000		6.950%, 03/01/33	41,065
116,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	120,640
155,000		Phillips-Van Heusen Corp. 7.375%, 05/15/20	172,050
		Royal Caribbean Cruises, Ltd.
510,000		7.500%, 10/15/27µ	510,000
43,000		7.000%, 06/15/13µ	45,580
17,000		7.250%, 06/15/16	18,488
43,000		Sally Holdings, LLC* 6.875%, 11/15/19	46,225
		Service Corp. International
364,000		7.500%, 04/01/27µ	358,995
86,000		7.000%, 05/15/19	93,310
43,000		7.625%, 10/01/18µ	49,665
54,000		Toll Brothers Finance Corp.† 5.875%, 02/15/22	55,350
303,000		Vail Resorts, Inc. 6.500%, 05/01/19	313,605
252,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	286,020

			6,938,841

		Consumer Staples (0.2%)
39,000		Constellation Brands, Inc. 8.375%, 12/15/14	44,265
220,000		Darling International, Inc.µ 8.500%, 12/15/18	247,500

129,000		Dean Foods Company 9.750%, 12/15/18	$141,255
199,000		Elizabeth Arden, Inc.µ 7.375%, 03/15/21	210,940
282,000		JBS USA, LLCµ* 7.250%, 06/01/21	268,605
317,000		Post Holdings, Inc.*† 7.375%, 02/15/22	328,888
429,000		Smithfield Foods, Inc.µ 7.750%, 07/01/17	487,451

			1,728,904

		Energy (1.0%)
1,093,000	NOK	Aker Solutions, ASA 8.700%, 06/26/14	202,011
		Arch Coal, Inc.µ
279,000		8.750%, 08/01/16	305,505
88,000		7.250%, 10/01/20	88,880
51,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	51,510
116,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	120,640
248,000		Basic Energy Services, Inc.µ 7.750%, 02/15/19	253,580
		Berry Petroleum Companyµ
286,000		8.250%, 11/01/16	299,585
86,000		10.250%, 06/01/14	98,255
322,000		Bill Barrett Corp.µ 7.625%, 10/01/19	329,245
136,000		Brigham Exploration Company 8.750%, 10/01/18	169,966
423,000		Bristow Group, Inc.µ 7.500%, 09/15/17	442,035
364,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	358,540
193,000		Calumet Specialty Products* 9.375%, 05/01/19	194,930
386,000		Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	389,860
171,000		Chesapeake Energy Corp.µ 9.500%, 02/15/15	193,230
300,000		Clayton Williams Energy, Inc.* 7.750%, 04/01/19	292,500
377,000		Complete Production Services, Inc.µ 8.000%, 12/15/16	395,379
195,000		Comstock Resources, Inc.µ 8.375%, 10/15/17	188,175
232,000		Concho Resources, Inc.µ 8.625%, 10/01/17	257,520
86,000		Continental Resources, Inc.µ 8.250%, 10/01/19	96,320

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Frontier Oil Corp.
311,000	8.500%, 09/15/16µ	$334,325
42,000	6.875%, 11/15/18	43,260
201,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	203,010
354,000	Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	373,470
131,000	HollyFrontier Corp.µ 9.875%, 06/15/17	146,720
169,000	Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	178,717
	Linn Energy, LLC
214,000	8.625%, 04/15/20	238,610
86,000	7.750%, 02/01/21	93,095
43,000	6.500%, 05/15/19*	43,645
214,000	Pioneer Drilling Company* 9.875%, 03/15/18	228,980
257,000	Plains Exploration & Production Company 6.750%, 02/01/22	280,772
193,000	Pride International, Inc.µ 8.500%, 06/15/19	246,764
279,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	297,512
	SESI, LLC
326,000	6.875%, 06/01/14µ	329,260
107,000	7.125%, 12/15/21*	116,363
	SM Energy Company
187,000	6.625%, 02/15/19	197,285
77,000	6.500%, 11/15/21*	81,043
	Swift Energy Company
296,000	8.875%, 01/15/20µ	315,980
103,000	7.125%, 06/01/17	103,515
259,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	275,835
21,000	Unit Corp. 6.625%, 05/15/21	21,315
407,000	W&T Offshore, Inc. 8.500%, 06/15/19	434,981
76,000	Whiting Petroleum Corp. 6.500%, 10/01/18	81,130

		9,393,253

	Financials (0.2%)
126,000	AON Corp.µ 8.205%, 01/01/27	149,150
72,000	Chesapeake Oilfield Finance, Inc.* 6.625%, 11/15/19	72,720
	Leucadia National Corp.
466,000	8.125%, 09/15/15µ	503,280
82,000	7.125%, 03/15/17	85,075
257,000	Nuveen Investments, Inc. 10.500%, 11/15/15	269,207
	OMEGA Healthcare Investors, Inc.
165,000	7.500%, 02/15/20µ	179,850
139,000	6.750%, 10/15/22~	148,035

		1,407,317

	Health Care (0.4%)
9,000	AMERIGROUP Corp. 7.500%, 11/15/19	$9,653
86,000	Bio-Rad Laboratories, Inc.µ 8.000%, 09/15/16	95,675
306,000	DaVita, Inc.µ 6.625%, 11/01/20	326,655
	Endo Pharmaceuticals Holdings, Inc.
386,000	7.000%, 12/15/20	422,670
64,000	7.000%, 07/15/19~	69,760
	Fresenius Med*
129,000	6.500%, 09/15/18µ	138,998
48,000	5.875%, 01/31/22	49,200
541,000	Grifols SA 8.250%, 02/01/18	596,452
129,000	HCA Holdings, Inc. 7.750%, 05/15/21	135,773
195,000	Health Management Associates, Inc.* 7.375%, 01/15/20	201,337
	Mylan, Inc.*
251,000	7.625%, 07/15/17µ	277,041
139,000	7.875%, 07/15/20	154,985
257,000	Teleflex, Inc. 6.875%, 06/01/19	276,275
	Valeant Pharmaceuticals International, Inc.*
322,000	7.000%, 10/01/20µ	328,842
150,000	7.250%, 07/15/22µ	152,625
56,000	6.750%, 10/01/17	57,470
418,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	444,125

		3,737,536

	Industrials (0.5%)
293,000	Abengoa, SAµ* 8.875%, 11/01/17	287,140
279,000	BE Aerospace, Inc.µ 8.500%, 07/01/18	308,992
	Belden, Inc.
279,000	9.250%, 06/15/19	299,925
86,000	7.000%, 03/15/17	88,580
169,000	Boart Longyear Management Pty., Ltd.µ* 7.000%, 04/01/21	177,450
129,000	Clean Harbors, Inc.µ 7.625%, 08/15/16	137,385
	Deluxe Corp.
259,000	7.375%, 06/01/15µ	267,418
257,000	7.000%, 03/15/19*	254,430
207,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	211,140
43,000	Esterline Technologies Corp.µ 7.000%, 08/01/20	47,193
	FTI Consulting, Inc.µ
182,000	7.750%, 10/01/16	190,190
161,000	6.750%, 10/01/20	171,868

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

80,000		H&E Equipment Services, Inc. 8.375%, 07/15/16	$82,800
234,000		Interline Brands, Inc.µ 7.000%, 11/15/18	246,870
86,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	136,196
150,000		Manitowoc Company, Inc.µ 8.500%, 11/01/20	164,250
129,000		Mobile Mini, Inc. 7.875%, 12/01/20	133,676
30,000		Navistar International Corp. 8.250%, 11/01/21	32,550
183,000		Polypore International, Inc. 7.500%, 11/15/17	193,065
214,000		Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	219,350
407,000		Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	445,665
343,000		Terex Corp.µ 8.000%, 11/15/17	348,145
84,000		TransDigm Group, Inc. 7.750%, 12/15/18	92,400
		Triumph Group, Inc.
279,000		8.625%, 07/15/18	312,480
40,000		8.000%, 11/15/17	43,600
86,000		WESCO Distribution, Inc. 7.500%, 10/15/17	88,150

			4,980,908

		Information Technology (0.3%)
		Amkor Technology, Inc.
236,000		7.375%, 05/01/18µ	254,585
40,000		6.625%, 06/01/21	40,800
322,000		Audatex North America, Inc.µ* 6.750%, 06/15/18	329,245
343,000		EH Holding Corp.µ* 7.625%, 06/15/21	363,580
		Equinix, Inc.
279,000		7.000%, 07/15/21µ	303,412
111,000		8.125%, 03/01/18	123,765
133,000		Fidelity National Information Services, Inc.µ 7.875%, 07/15/20	150,290
40,000		Hynix Semiconductor, Inc.* 7.875%, 06/27/17	42,000
407,000		iGATE Corp. 9.000%, 05/01/16	434,472
342,000		Sanmina-SCI Corp.µ* 7.000%, 05/15/19	348,840
		Seagate Technology
247,000		7.000%, 11/01/21*	265,525
182,000		6.875%, 05/01/20	195,650
75,000		7.750%, 12/15/18	83,438

167,000		ViaSat, Inc. 8.875%, 09/15/16	$172,845

			3,108,447

		Materials (0.3%)
90,000		Airgas, Inc.µ 7.125%, 10/01/18	98,263
161,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	185,483
237,000		Clearwater Paper Corp.µ 7.125%, 11/01/18	251,813
600,000		FMG Resources* 8.250%, 11/01/19	646,500
295,000		Greif, Inc.µ 7.750%, 08/01/19	327,450
46,000		Kraton Polymers, LLC 6.750%, 03/01/19	45,770
		Sealed Air Corp.
194,000		8.125%, 09/15/19µ*	215,825
150,000		7.875%, 06/15/17	159,715
190,000		Silgan Holdings, Inc.µ 7.250%, 08/15/16	205,675
		Steel Dynamics, Inc.
405,000		7.750%, 04/15/16µ	425,250
74,000		7.625%, 03/15/20	82,325
208,000		Union Carbide Corp.µ 7.875%, 04/01/23	251,121

			2,895,190

		Telecommunication Services (0.1%)
259,000		CenturyLink, Inc.µ 6.875%, 01/15/28	251,436
234,000		MetroPCS Wireless, Inc.µ 7.875%, 09/01/18	248,040
300,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	305,674

			805,150

		Utilities (0.1%)
129,000		AES Corp.µ* 7.375%, 07/01/21	143,190
397,000		AmeriGas Finance Corp. 7.000%, 05/20/22	398,985
		Calpine Corp.*
225,000		7.875%, 07/31/20µ	243,562
118,000		7.875%, 01/15/23µ	127,145
70,000		7.500%, 02/15/21	74,900
		NRG Energy, Inc.*
257,000		7.875%, 05/15/21µ	245,435
43,000		7.625%, 05/15/19~	41,280

			1,274,497

		TOTAL CORPORATE BONDS	36,270,043

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

U.S. Government and Agency Securities (0.0%)
		United States Treasury Note~
182,000		1.000%, 03/31/12	$182,299
86,000		0.375%, 09/30/12	86,161

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	268,460

Sovereign Bonds (0.1%)
		Federative Republic of Brazil
103,000	BRL	10.000%, 01/01/14	593,850
28,000	BRL	10.000%, 01/01/13	162,169

		TOTAL SOVEREIGN BONDS	756,019

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.7%)#
		Consumer Discretionary (0.1%)
130		Priceline.com, Inc. Call, 01/19/13, Strike $520.00	1,058,850

		Information Technology (0.6%)
315		Apple, Inc. Call, 01/19/13, Strike $395.00	2,757,038
3,150		EMC Corp. Call, 01/19/13, Strike $25.00	1,000,125
2,000		Oracle Corp. Call, 01/19/13, Strike $30.00	497,000
1,500		QUALCOMM, Inc. Call, 01/19/13, Strike $55.00	1,267,500

			5,521,663

		TOTAL PURCHASED OPTIONS	6,580,513

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $42,408,651)	43,875,035

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (11.5%)
		Consumer Staples (1.0%)
90,600		Bunge, Ltd.µ 4.875%	8,618,325

		Energy (3.3%)
325,000		Apache Corp. 6.000%	18,664,750
12,451		Chesapeake Energy Corp.µ* 5.750%	12,080,845

			30,745,595

		Financials (4.0%)
310,000		Affiliated Managers Group, Inc.µ 5.150%	12,884,375

168,000		MetLife, Inc.µ 5.000%	$11,509,680
11,600		Wells Fargo & Companyµ 7.500%	12,702,000

			37,096,055

		Industrials (0.6%)
46,760		Stanley Black & Decker, Inc.µ 4.750%	5,526,564

		Materials (1.3%)
158,810		Vale, SAµ 6.750%	12,252,192

		Utilities (1.3%)
229,650		NextEra Energy, Inc.µ 7.000%	12,142,744

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $106,935,551)	106,381,475

COMMON STOCKS (2.5%)
		Financials (0.0%)
17,300		American International Group, Inc.#	434,403

		Health Care (1.3%)
311,671		Merck & Company, Inc.µ	11,924,532

		Information Technology (1.2%)
148,300		Autodesk, Inc.#	5,338,800
223,100		EMC Corp.#	5,747,056

			11,085,856

		TOTAL COMMON STOCKS (Cost $24,070,908)	23,444,791

SHORT TERM INVESTMENT (6.9%)
63,881,797		Fidelity Prime Money Market Fund - Institutional Class (Cost $63,881,797)	63,881,797

TOTAL INVESTMENTS (133.3%) (Cost $1,187,691,938)			1,237,312,796

LIABILITIES, LESS OTHER ASSETS (-33.3%)			(309,364,904)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$927,947,892

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $813,196,854. $303,049,723 of the collateral has been re-registered by the counterparty.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2012.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $149,850,755 or 16.1% of net assets applicable to common shareholders.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for swaps and written options. The aggregate value of such securities is $8,348,175.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
GBP	British Pound Sterling
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAPS

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	2.4300% quarterly	3 month LIBOR	04/14/14	$115,000,000	$(4,977,068)
BNP Paribas, SA	1.8650% quarterly	3 month LIBOR	04/14/12	75,000,000	(245,080)
BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	53,000,000	(553,367)

					$(5,775,515)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at January 31, 2012.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows:

Cost basis of investments	$1,223,544,828

Gross unrealized appreciation	54,992,624
Gross unrealized depreciation	(41,224,656)

Net unrealized appreciation (depreciation)	$13,767,968

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to $400,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended January 31, 2012, the average borrowings and the average interest rate were $314,000,000 and 1.20%, respectively. As of January 31, 2012, the amount of such outstanding borrowings was $314,000,000. The interest rate applicable to the borrowings on January 31, 2012 was 1.20%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 — WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$809,613,997	$—	$809,613,997
Convertible Bonds		167,277,533		167,277,533
U.S. Government and Agency Securities		5,992,264		5,992,264
Sovereign Bonds		16,845,904		16,845,904
Synthetic Convertible Securities (Corporate Bonds)		36,270,043		36,270,043
Synthetic Convertible Securities (U.S. Government and Agency Securities)		268,460		268,460
Synthetic Convertible Securities (Sovereign Bonds)		756,019		756,019
Synthetic Convertible Securities (Purchased Options)	6,580,513			6,580,513
Convertible Preferred Stocks	60,655,186	45,726,289		106,381,475
Common Stocks	23,444,791			23,444,791
Short Term Investment	63,881,797			63,881,797

Total	$154,562,287	$1,082,750,509	$—	$1,237,312,796

Liabilities:
Interest Rate Swaps	$—	$5,775,515	$—	$5,775,515

Total	$—	$5,775,515	$—	$5,775,515

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 22, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 22, 2012